Income Tax Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of Income Tax [Abstract]
Summary of Information about Components of Tax Expense Income

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
US Corporate Income Tax ("CIT") — current year	10	1